Fair Value - Changes in Fair Value of Level 3 Liabilities (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Earnout Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 11,352	$ 14,752	$ 0	$ 0	$ 0
Additions		0		0	0
Settlement	0	(873)	0	0
Change in fair value	3,400	(9,509)	0	0	0
Ending balance	14,752	4,370	0	11,352	0
2024 WTI Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		17,230	0	0
Additions		0
Settlement		0	0
Change in fair value		(4,780)	0
Ending balance	17,230	12,450	0		0
2025 WTI Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		0	0	$ 0
Additions		3,090
Settlement		0	0
Change in fair value		310	0
Ending balance	$ 0	$ 3,400	$ 0		$ 0